Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other Non-Current Assets

18 Other non-current assets

Other non-current assets are summarized as follows:

	000000	000000
	2010	2011
Prepaid pension costs	22	39
Deferred tax assets	30	19
Capitalized unamortized fees related to the issuance of notes	50	39
Capitalized unamortized fees related to the revolving credit facility	10	10
Other	23	20

	135	127

The average amortization period of capitalized fees related to the issuance cost of notes and revolving credit facility is 5 years.